Performance Management - Enterprise Mergers and Acquisitions Fund	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Prior to March 11, 2008, the Fund had a different investment adviser, although the same portfolio manager has been responsible for the day to day management of the Fund since inception. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown
Bar Chart [Heading]	GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND (Total Returns for Class A Shares for the Years Ended December 31)*
Bar Chart [Table]

*	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.

Bar Chart Closing [Text Block]

During the calendar years shown in the bar chart, the highest return for a quarter was 10.37% (quarter ended June 30, 2020) and the lowest return for a quarter was (17.17)% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest return for a quarter
Highest Quarterly Return	10.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	(17.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the years ended December 31, 2025, with maximum sales charge, if applicable)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of the Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of the Fund shares to offset other taxable gains.
Performance [Table]
Average Annual Total Returns (for the years ended December 31, 2025, with maximum sales charge, if applicable)	Past One Year	Past Five Years	Past Ten Years
Gabelli Enterprise Mergers and Acquisitions Fund
Class A Shares
Return Before Taxes	13.22%	4.80%	4.56%
Return After Taxes on Distributions	19.15%	5.12%	4.60%
Return After Taxes on Distributions and Sale of Fund Shares	12.58%	4.51%	4.05%
Class AAA Shares
Return Before Taxes	20.10%	6.04%	5.28%
Class C Shares
Return Before Taxes	18.31%	5.26%	4.51%
Class Y Shares
Return Before Taxes	21.18%	6.88%	5.85%
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

Performance Availability Website Address [Text]	www.gabelli.com